BANK LOANS	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
BANK LOANS

11. BANK LOANS

(a) Short-term bank loans

	December 31, 2025	December 31, 2024
Secured short-term loans (1)	$2,144,025	$1,780,948
Unsecured short-term loans (2)	1,542,269	-
Add: amounts due within one year under long-term loan contracts	319,031	305,775
Total short-term bank loans	$4,005,325	$2,086,723

(1)	Detailed information of secured short-term loan balances as of December 31, 2025 and 2024 were as follows:

	December 31, 2025	December 31, 2024
Guaranteed by Guaranteed by Mr. Lin and IST HK	$1,429,350	$1,095,968
Guaranteed by Mr. Lin and Mr. Du Yong	714,675	684,980
Total	$2,144,025	$1,780,948

(2) Unsecured short-term loans are fiduciary bank loans, bearing fixed interest rates, ranging from 3.05% to 3.85%, due within one year.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(b) Long-term bank loans

	December 31, 2025	December 31, 2024
Secured long-term loans	$6,052,583	$6,106,871
Less: amounts due within one year under long-term loan contracts	(319,031)	(305,775)
Total long-term bank loans	$5,733,552	$5,801,096

Detailed information of secured long-term loan balances as of December 31, 2025 and 2024 were as follows:

	December 31, 2025	December 31, 2024
Guaranteed by ISIOT and Mr. Lin and Collateralized by real property of ISIOT, future rental income of ISIOT, patents of Biznest, and equity investment of IST HK	$1,066,296	$1,202,825
Collateralized by office buildings of IST and guaranteed by Mr. Lin	4,364,520	4,234,135
Guaranteed by Biznest, ISIOT, IST, and Mr. Lin and Collateralized by real property of ISIOT, office buildings of IST, patents of TNM, and future rental income of ISIOT	621,767	669,911
Total	$6,052,583	$6,106,871

As of December 31, 2025, the Company had short-term and long-term bank loans in total of approximately $9.7 million, which mature on various dates from January 12, 2026 to October 31, 2027. The short-term bank loans may be extended upon maturity for another year by the banks without additional charges to the Company. The bank borrowings are in the form of credit facilities. Amounts available to the Company from the banks are based on the amount of collateral pledged or the amount guaranteed by the Company’s subsidiaries and Mr. Lin. These short-term borrowings bear fixed interest rates ranging from 3.00% to 3.85% per annum. These long-term borrowings bear floating interest rates at the 1-year China Loan Prime Rate (“LPR”) plus 40 to 105 basis points, ranging from 3.40% to 4.15% per annum. The weighted average interest rates on short-term and long-term debts were approximately 3.78%, 4.11% and 4.15% for the year ended December 31, 2025, 2024, and 2023, respectively. The interest expenses were approximately $0.3 million, $0.3 million, and $0.4 million, respectively, for the same periods, respectively.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS